Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Post-employment benefits [Abstract]
Post-employment benefits (Tables), Post-employment benefits [Text Block]

Philips Group

Post-employment benefits in millions of EUR

2018-2019

	United States		Germany		Other Countries		Total
	2018	2019	2018	2019	2018	2019	2018	2019
Present value of funded DBO	(1,616)	(1,738)	(564)	(630)	(208)	(317)	(2,388)	(2,684)
Present value of unfunded DBO	(132)	(148)	(330)	(351)	(149)	(166)	(610)	(666)
Total present value of DBO	(1,747)	(1,886)	(894)	(981)	(357)	(484)	(2,998)	(3,350)
Fair value of plan assets	1,497	1,743	493	524	175	259	2,164	2,526
Net balance sheet position	(251)	(143)	(401)	(457)	(182)	(224)	(834)	(824)

Post-employment benefits (Tables), Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

2017 - 2019

	2017	2018	2019
Defined-benefit plans	95	46	56
- included in income from operations	32	23	34
- included in financial expense	37	23	22
- included in Discontinued operations	26
Defined-contribution plans	397	327	346
- included in income from operations	315	327	346
- included in Discontinued operations	82
Post-employment benefits costs	492	374	401

Post-employment benefits (Tables), Defined-benefit obligations [Text Block]

Philips Group

Defined-benefit obligations

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	3,109	2,998
Service cost	27	36
Interest cost	85	99
Employee contributions	4	12
Actuarial (gains) / losses
– demographic assumptions	4	(52)
– financial assumptions	(131)	304
– experience adjustment	5	29
(Negative) past service cost	(6)	-
Settlements	-	(5)
Benefits paid from plan	(152)	(159)
Benefits paid directly by employer	(42)	(41)
Translation differences and other	94	130
Balance as of December 31	2,998	3,350

Post-employment benefits (Tables), Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

2018 - 2019

	2018	2019
Balance as of January 1	2,137	2,164
Interest income on plan assets	62	77
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	(129)	305
Employee contributions	4	12
Employer contributions	159	28
Settlements	(0)	(1)
Benefits paid from plan	(152)	(159)
Translation differences and other	83	103
Balance as of December 31	2,164	2,526

Post-employment benefits (Tables), Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

2018 - 2019

	2018	2019
Assets quoted in active markets
- Debt securities	1,294	1,476
- Equity securities
- Other	161	209

Assets not quoted in active markets
- Debt securities	12	9
- Equity securities	368	473
- Other	329	359
Total assets	2,164	2,526

Post-employment benefits (Tables), Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world [Text Block]

Philips Group

Assumptions used for defined-benefit obligations in the United States, Germany and the rest of the world in %

2018-2019

	US		Germany		Other		Total
	2018	2019	2018	2019	2018	2019	2018	2019
Discount rate	4.2%	3.1%	1.5%	0.8%	2.7%	2.6%	3.2%	2.4%
Inflation rate	2.3%	2.0%	1.8%	1.8%	1.6%	1.9%	2.1%	1.9%
Salary increase	0.0%	0.0%	2.5%	2.5%	2.6%	2.8%	2.4%	2.6%

Post-employment benefits (Tables), Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

2018-2019

	2018	2019
Increase
Discount rate (1% movement)	(298)	(340)
Inflation rate (1% movement)	97	113
Salary increase (1% movement)	21	23
Longevity1)	65	90
Decrease
Discount rate (1% movement)	367	401
Inflation rate (1% movement)	(89)	(107)
Salary increase (1% movement)	(20)	(22)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.